Commissions and Expenses - Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff (Detail)	12 Months Ended
	Dec. 31, 2021 shares Counterparty € / shares	Dec. 31, 2020 shares Counterparty
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	25,706,299	20,510,464
Number of shares conditionally granted	38,445,052
Number of shares allocated	26,868,794
Number of shares conditionally granted as variable compensation	9,449,451	8,381,086
Number of shares allocated	570,449	381,035
Number of shares forfeited	(731,799)	(367,240)
Number of shares vested | Counterparty	(6,362,401)	(3,199,046)
Ending balance	28,631,999	25,706,299
2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,862,214	6,516,995
Number of shares conditionally granted	6,722,418
Number of shares allocated	7,461,564
Number of shares allocated	3,928	4,436
Number of shares forfeited	(92,665)	(55,039)
Number of shares vested | Counterparty	(3,773,477)	(2,604,178)
Ending balance	0	3,862,214
Average share price used for grant in EUR | € / shares	€ 5.246
2017 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.040
2017 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.933
2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	5,251,551	5,663,455
Number of shares conditionally granted	6,513,984
Number of shares allocated	6,123,546
Number of shares allocated	4,010	38,502
Number of shares forfeited	(205,734)	(199,587)
Number of shares vested | Counterparty	(2,037,774)	(250,819)
Ending balance	3,012,053	5,251,551
Average share price used for grant in EUR | € / shares	€ 5.405
2018 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.143
2018 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 5.054
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	7,340,768	8,330,014
Number of shares conditionally granted	7,378,113
Number of shares allocated	6,761,360
Number of shares conditionally granted as variable compensation		0
Number of shares allocated	(29,388)	(616,753)
Number of shares forfeited	(254,543)	(94,970)
Number of shares vested | Counterparty	(259,858)	(277,523)
Ending balance	6,796,979	7,340,768
Average share price used for grant in EUR | € / shares	€ 4.162
2019 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	2.741
2019 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 3.737
2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	9,251,766
Number of shares conditionally granted	8,381,086
Number of shares allocated	6,522,324
Number of shares conditionally granted as variable compensation		8,381,086
Number of shares allocated	(1,858,762)	954,850
Number of shares forfeited	(174,128)	(17,644)
Number of shares vested | Counterparty	(221,441)	(66,526)
Ending balance	6,997,435	9,251,766
Average share price used for grant in EUR | € / shares	€ 4.083
2020 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	1.794
2020 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 3.796
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	9,449,451
Number of shares allocated	0
Number of shares conditionally granted as variable compensation	9,449,451
Number of shares allocated	2,450,661
Number of shares forfeited	(4,729)
Number of shares vested | Counterparty	(69,851)
Ending balance	11,825,532
Average share price used for grant in EUR | € / shares	€ 3.2927
2021 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	1.625
2021 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 3.978